Discontinued Operations	12 Months Ended
Dec. 31, 2020
Non-current assets held for sale and discontinued operations [Abstract]
Discontinued Operations	Discontinued Operations
In 2018, the Company completed the sale of its Construction Services reportable segment, reported as discontinued operations in these consolidated financial statements for all years presented as prescribed by IFRS 5.
The results of discontinued operations are summarized as follows:

	For the year ended December 31
	2020	2019
	$	$
Revenue	3.7	9.7
Expenses	(3.7)	(10.8)
Project loss recovery	12.8	—
Profit (loss) from operating activities, before income taxes	12.8	(1.1)
Income taxes on operating activities	(0.8)	0.3
Profit (loss) from operating activities, net of income taxes	12.0	(0.8)
Gain on disposal of discontinued operations before income taxes	—	1.9
Income taxes on disposal of discontinued operations	—	(1.1)
Gain on disposal of discontinued operations, net of income taxes	—	0.8
Net income from discontinued operations	12.0	—
Pursuant to settlement agreements executed and insurance claims resolved, project loss recoveries were recognized in 2020.